Offerings	Mar. 12, 2026 USD ($) shares Rate
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	890,015
Proposed Maximum Offering Price per Unit	11.615
Maximum Aggregate Offering Price	$ 10,337,524.23
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 1,427.62
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The number of shares of common stock, par value $0.01 per share (“Common Stock”), of Elicio Therapeutics, Inc. (the “Registrant”) stated above consists of additional shares of Common Stock available for issuance under the Elicio Therapeutics, Inc. 2021 Incentive Award Plan (the “2021 Plan”), by operation of the 2021 Plan’s “evergreen” provision. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Plans is based on the average of the high and the low price of Registrant’s Common Stock as reported on The Nasdaq Capital Market on March 6, 2026.
Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	384,354
Proposed Maximum Offering Price per Unit	11.615
Maximum Aggregate Offering Price	$ 4,464,271.71
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 616.52
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The number of shares of Common Stock of the Registrant stated above consists of additional shares of Common Stock available for issuance under the Elicio Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “2021 ESPP”), by operation of the 2021 ESPP’s “evergreen” provision. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Plans is based on the average of the high and the low price of Registrant’s Common Stock as reported on The Nasdaq Capital Market on March 6, 2026.
Offering: 3
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	11.615
Maximum Aggregate Offering Price	$ 5,807,500
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 802.02
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.The number of shares of Common Stock of the Registrant stated above consists of additional shares of Common Stock available for issuance under the Elicio Therapeutics, Inc. 2024 Inducement Incentive Award Plan (the “2024 Inducement Plan” and together with the 2021 Plan and the 2021 ESPP, the “Plans”). Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Plans is based on the average of the high and the low price of Registrant’s Common Stock as reported on The Nasdaq Capital Market on March 6, 2026.